FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10345

Nuveen Dividend Advantage Municipal Fund 3

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: October 31

Date of reporting period: June 30, 2013

Item 1. Proxy Voting Record

Nuveen Dividend Advantage Municipal Fund 3

BLACKROCK MUNIHOLDINGS FUND, INC.

Ticker:	MHD	Security ID:	09253N104
Meeting Date:	JUL 27, 2012	Meeting Type:	Annual
Record Date:	MAY 31, 2012

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Paul L. Audet	For	For	Management
1.2	Elect Director Michael J. Castellano	For	For	Management
1.3	Elect Director Richard E. Cavanagh	For	For	Management
1.4	Elect Director Kathleen F. Feldstein	For	For	Management
1.5	Elect Director James T. Flynn	For	For	Management
1.6	Elect Director Henry Gabbay	For	For	Management
1.7	Elect Director Jerrold B. Harris	For	For	Management
1.8	Elect Director R. Glenn Hubbard	For	For	Management
1.9	Elect Director Karen P. Robards	For	For	Management

DREYFUS STRATEGIC MUNICIPALS, INC.

Ticker:	LEO	Security ID:	261932107
Meeting Date:	JUN 14, 2013	Meeting Type:	Annual
Record Date:	MAR 28, 2013

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Joseph S. DiMartino	For	For	Management
1.2	Elect Director William Hodding Carter, III	For	For	Management
1.3	Elect Director Joni Evans	For	For	Management
1.4	Elect Director Richard C. Leone	For	For	Management

DWS ADVISOR FUNDS

Ticker:	KHI	Security ID:	23338M106
Meeting Date:	SEP 28, 2012	Meeting Type:	Annual
Record Date:	AUG 07, 2012

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Dawn-Marie Driscoll	For	For	Management
1.2	Elect Director Richard J. Herring	For	For	Management
1.3	Elect Director William N. Searcy, Jr.	For	For	Management

INVESCO VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

Ticker:	VMO	Security ID:	46132C107
Meeting Date:	SEP 25, 2012	Meeting Type:	Annual
Record Date:	MAY 25, 2012

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Change State of Incorporation	For	For	Management
2	Approve Reorganization Of Funds	For	For	Management
3	Approve Reorganization Of Funds	For	For	Management
4	Approve Reorganization Of Funds	For	For	Management
5.1	Elect Director Wayne W. Whalen	For	For	Management

INVESCO VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

Ticker:	VGM	Security ID:	46131M106
Meeting Date:	AUG 14, 2012	Meeting Type:	Annual
Record Date:	MAY 25, 2012

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Change State of Incorporation	For	For	Management
2.1	Elect Director Wayne W. Whalen	For	For	Management

PIMCO MUNICIPAL INCOME FUND II

Ticker:	PML	Security ID:	72200W106
Meeting Date:	DEC 19, 2012	Meeting Type:	Annual
Record Date:	NOV 02, 2012

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director William B. Ogden, IV	For	For	Management
1.2	Elect Director Alan Rappaport	For	For	Management

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Dividend Advantage Municipal Fund 3

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 19, 2013